Guarantor Financials - Combined Statements of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows from Operating Activities:
Net Cash Provided (Used) by Operating Activities	$ 95.3	$ 118.1
Cash Flows from Investing Activities:
Payments for capital expenditures	(22.3)	(9.8)
Payments to Acquire Interest in Subsidiaries and Affiliates	0
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	0
Net cash used in investing activities	(22.3)	(9.8)
Cash Flows from Financing Activities:
Proceeds from issuance of Senior Notes	775.0	0
Proceeds from Issuance of Other Long-term Debt	175.0	0
Payment to Ralcorp	900.0	0
Repayments of Long-term Debt	2.2	0
Change in net investment of Ralcorp	(29.4)	(106.6)
Payments of Debt Issuance Costs	17.7	0
Changes in intercompany debt	7.8	0
Proceeds from Contributions from Affiliates	0
Payments of Distributions to Affiliates	0
Net cash provided by (used in) financing activities	8.5	(106.6)
Effect of exchange rate changes on cash and cash equivalents	0.3	0.5
Net Decrease in Cash and Cash Equivalents	81.8	2.2
Cash and cash equivalents	83.5	7.0
Cash and cash equivalents, end of year	83.5	7.0
Parent Company
Cash Flows from Operating Activities:
Net Cash Provided (Used) by Operating Activities	27.8	0
Cash Flows from Investing Activities:
Payments for capital expenditures	0	0
Payments to Acquire Interest in Subsidiaries and Affiliates	6.0
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	18.9
Net cash used in investing activities	12.9	0
Cash Flows from Financing Activities:
Proceeds from issuance of Senior Notes	775.0
Proceeds from Issuance of Other Long-term Debt	175.0
Payment to Ralcorp	900.0
Repayments of Long-term Debt	2.2
Change in net investment of Ralcorp	0	0
Payments of Debt Issuance Costs	17.7
Changes in intercompany debt	0
Proceeds from Contributions from Affiliates	0
Payments of Distributions to Affiliates	0
Net cash provided by (used in) financing activities	30.1	0
Effect of exchange rate changes on cash and cash equivalents	0	0
Net Decrease in Cash and Cash Equivalents	70.8	0
Cash and cash equivalents	70.8	0
Cash and cash equivalents, end of year	70.8	0
Guarantors
Cash Flows from Operating Activities:
Net Cash Provided (Used) by Operating Activities	105.3	112.5
Cash Flows from Investing Activities:
Payments for capital expenditures	(21.1)	(8.0)
Payments to Acquire Interest in Subsidiaries and Affiliates	0
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	0
Net cash used in investing activities	(21.1)	(8.0)
Cash Flows from Financing Activities:
Proceeds from issuance of Senior Notes	0
Proceeds from Issuance of Other Long-term Debt	0
Payment to Ralcorp	0
Repayments of Long-term Debt	0
Change in net investment of Ralcorp	(13.6)	(104.5)
Payments of Debt Issuance Costs	0
Changes in intercompany debt	0
Proceeds from Contributions from Affiliates	0
Payments of Distributions to Affiliates	61.9
Net cash provided by (used in) financing activities	(75.5)	(104.5)
Effect of exchange rate changes on cash and cash equivalents	0	0
Net Decrease in Cash and Cash Equivalents	8.7	0
Cash and cash equivalents	8.7	0
Cash and cash equivalents, end of year	8.7	0
Non-Guarantors
Cash Flows from Operating Activities:
Net Cash Provided (Used) by Operating Activities	5.2	5.6
Cash Flows from Investing Activities:
Payments for capital expenditures	(1.2)	(1.8)
Payments to Acquire Interest in Subsidiaries and Affiliates	0
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	0
Net cash used in investing activities	(1.2)	(1.8)
Cash Flows from Financing Activities:
Proceeds from issuance of Senior Notes	0
Proceeds from Issuance of Other Long-term Debt	0
Payment to Ralcorp	0
Repayments of Long-term Debt	0
Change in net investment of Ralcorp	(15.8)	(2.1)
Payments of Debt Issuance Costs	0
Changes in intercompany debt	7.8
Proceeds from Contributions from Affiliates	6.0
Payments of Distributions to Affiliates	0
Net cash provided by (used in) financing activities	(2.0)	(2.1)
Effect of exchange rate changes on cash and cash equivalents	0.3	0.5
Net Decrease in Cash and Cash Equivalents	2.3	2.2
Cash and cash equivalents	4.0	7.0
Cash and cash equivalents, end of year	4.0	7.0
Eliminations
Cash Flows from Operating Activities:
Net Cash Provided (Used) by Operating Activities	(43.0)	0
Cash Flows from Investing Activities:
Payments for capital expenditures	0	0
Payments to Acquire Interest in Subsidiaries and Affiliates	(6.0)
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	(18.9)
Net cash used in investing activities	(12.9)	0
Cash Flows from Financing Activities:
Proceeds from issuance of Senior Notes	0
Proceeds from Issuance of Other Long-term Debt	0
Payment to Ralcorp	0
Repayments of Long-term Debt	0
Change in net investment of Ralcorp	0	0
Payments of Debt Issuance Costs	0
Changes in intercompany debt	0
Proceeds from Contributions from Affiliates	(6.0)
Payments of Distributions to Affiliates	(61.9)
Net cash provided by (used in) financing activities	55.9	0
Effect of exchange rate changes on cash and cash equivalents	0	0
Net Decrease in Cash and Cash Equivalents	0	0
Cash and cash equivalents	0	0
Cash and cash equivalents, end of year	$ 0	$ 0